Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 2,542	$ 2,456	$ 1,304	$ 7,396	$ 4,954
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(94)	(1,956)	(1,411)	(3,456)	(1,885)
Net gains (losses) on hedges of net investments in foreign operations	(56)	625	529	1,075	341
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	2	(17)	(24)	(22)	46
Net gains (losses) on hedges of net investments in foreign operations	(15)	164	139	282	90
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(137)	(1,478)	(997)	(2,641)	(1,680)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(18)	(617)	553	(694)	1,730
Reclassification of net (gains) losses to net income	(128)	250	(195)	228	(1,230)
Income tax expense (benefit):
Net gains (losses) in fair value	11	(151)	152	(157)	446
Reclassification of net (gains) losses to net income	(33)	61	(48)	52	(313)
Other comprehensive income net of tax available for sale financial assets net of tax	(124)	(277)	254	(361)	367
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	230	(881)	1,362	487	3,204
Reclassification of net (gains) losses to net income	72	666	(1,557)	(654)	(2,989)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(10)	(249)	386	47	870
Reclassification of net (gains) losses to net income	81	195	(456)	(86)	(824)
Other comprehensive income net of tax cash flow hedges	231	(161)	(125)	(128)	169
Other comprehensive income (loss) from investments in associates	4	15	10	31	(9)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(111)	887	(504)	1,417	(911)
Income tax expense (benefit)	(32)	235	(139)	374	(231)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(79)	652	(365)	1,043	(680)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	84	183	58	436	(78)
Income tax expense (benefit)	17	60	18	99	(20)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	67	123	40	337	(58)
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	72	(140)	(585)	(246)	(193)
Income tax expense (benefit)	19	(36)	(154)	(64)	(51)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	53	(104)	(431)	(182)	(142)
Other comprehensive income (loss) from investments in associates		(14)		5	(8)
Other comprehensive income (loss)	15	(1,244)	(1,614)	(1,896)	(2,041)
Total Comprehensive income (loss)	2,557	1,212	(310)	5,500	2,913
Comprehensive income (loss) attributable to non-controlling interests	29	40	(45)	152	(93)
Comprehensive income (loss) attributable to equity holders of the Bank	2,528	1,172	(265)	5,348	3,006
Preferred shareholders and other equity instrument holders	35	77	23	155	114
Common shareholders	$ 2,493	$ 1,095	$ (288)	$ 5,193	$ 2,892